Bank loans (Tables)	12 Months Ended
Apr. 30, 2025
Debt Disclosure [Abstract]
Schedule of maturities

The maturities schedule is as follows:

	Amount	Amount
	S$	US$
Year ending April 30,
2026	55,613	42,600
2027	58,313	44,667
2028	20,053	15,361
Total	133,979	102,628
Less: current portion	(55,613)	(42,600)
Long-term portion	78,366	60,028